21 Employees benefits (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [Line Items]
Subtotal	R$ 158,344	R$ 192,601	R$ 168,048
Expenses capitalized in assets	(4,904)	(6,022)	(5,214)
Other	5,841	8,040	7,592
Pension plan obligations (Note 29)	159,281	194,619	170,426
G1 Plan [member]
Summary of employee benefits [Line Items]
Subtotal	25,776	40,073	11,321
G0 plan [member]
Summary of employee benefits [Line Items]
Subtotal	110,810	130,067	135,966
Sabesprev Mais Plan [member]
Summary of employee benefits [Line Items]
Subtotal	21,700	22,461	20,761
VIVEST Plan [member]
Summary of employee benefits [Line Items]
Subtotal	R$ 58	R$ 0	R$ 0